MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund
Summary of Key Information
Investment Objective
The fund's investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.

More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers or Reductions" on

page 8 of the fund's prospectus and "Waivers of Sales Charges" on page I-15 of the fund's statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Emerging Markets Debt Fund	A		B	C	I	W	R1	R2	R3	R4
Shareholder Fees, Column Name
A

B

C

I AND W

I AND W

ALL R

ALL R

ALL R

ALL R

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Emerging Markets Debt Fund		A	B	C	I	W	R1	R2	R3	R4
Operating Expenses, Column Name
A

B

C

I

W

R1

R2

R3

R4

Management Fee		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.10%	1.00%	0.50%	0.25%	none
Other Expenses		0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%	0.90%	1.00%	1.90%	1.40%	1.15%	0.90%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.14%	1.89%	1.89%	0.89%	0.99%	1.89%	1.39%	1.14%	0.89%
[1]	MFS has agreed in writing to reduce its management fee to 0.65% of the fund's average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least November 30, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Emerging Markets Debt Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A
Class A Shares
		586	822	1,077	1,805
B
Class B Shares assuming redemption at end of period
		592	896	1,226	2,026
C
Class C Shares assuming redemption at end of period
		292	596	1,026	2,221
I
Class I Shares
		91	286	497	1,107
W
Class W Shares
		101	317	551	1,224
R1
Class R1 Shares
		192	596	1,026	2,221
R2
Class R2 Shares
		142	442	765	1,679
R3
Class R3 Shares
		116	364	632	1,397
R4
Class R4 Shares
		91	286	497	1,107

Expense Example, No Redemption MFS Emerging Markets Debt Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B
Class B Shares assuming no redemption at end of period
		192	596	1,026	2,026
C
Class C Shares assuming no redemption at end of period
		192	596	1,026	2,221

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in

"Annual Fund Operating Expenses" or in the "Example," affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser)

normally invests at least 80% of the fund's net assets in debt instruments of issuers that are tied economically to emerging market countries. Emerging markets countries include countries located in Latin America, Asia, Africa, the

Middle East, and developing countries of Europe, primarily Eastern Europe.

Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.

MFS may invest up to 100% of the fund's assets in less than investment grade quality debt instruments (lower quality debt instruments).

MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.

The fund is a non-diversified fund. This means that MFS may invest a relatively large percentage of the fund's assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS generally uses a top-down approach to buying and selling investments for the fund. MFS allocates the fund's assets across countries and selects investments primarily based on fundamental economic and financial analysis. Quantitative models that systematically evaluate economic and financial factors may also be considered. MFS may also use a bottom-up investment approach, particularly for corporate debt instruments, selecting investments based on fundamental analysis of individual instruments and their issuers.

Principal Risks
As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Foreign and Emerging Markets Risk:  Exposure to foreign markets, especially emerging markets, through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the

U.S. market. Emerging markets can have less developed markets and less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions, and a decline in the value of a foreign currency versus the

U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Geographic Concentration Risk: The fund's performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer,

borrower, counterparty, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory,

geopolitical, or other conditions.

Lower quality debt instruments (commonly referred to as "high yield securities"

or "junk bonds") can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Lower quality debt instruments are regarded as having predominantly speculative characteristics. Lower quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Interest Rate Risk:  The price of a debt instrument falls when interest rates rise and rises when interest rates fall. Instruments with longer maturities, or that do not pay current interest, are more sensitive to interest rate changes.

Non-Diversification Risk:  Because MFS may invest a relatively large percentage of the fund's assets in a single issuer or small number of issuers, the fund's performance could be closely tied to the value of that one issuer or issuers,

and could be more volatile than the performance of diversified funds.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives' original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Investment Selection Risk:  The MFS analysis of an investment can be incorrect and can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an acceptable price.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time and how the fund's performance over time compares with that of a broad measure of market performance.

The fund's past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund's shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2011 was 0.78%.

During the period(s) shown in the bar chart, the highest quarterly return was

12.25% (for the calendar quarter ended December 31, 2002) and the lowest quarterly return was (6.03)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2010)
Average Annual Total Returns MFS Emerging Markets Debt Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	A Shares Returns Before Taxes	5.92%	7.65%	12.77%
B	B Shares Returns Before Taxes	6.28%	7.61%	12.45%
C	C Shares Returns Before Taxes	9.28%	7.87%	12.27%
I	I Shares Returns Before Taxes	11.41%	8.94%	13.56%
W	W Shares Returns Before Taxes	11.29%	8.85%	13.27%
R1	R1 Shares Returns Before Taxes	10.35%	7.93%	12.34%
R2	R2 Shares Returns Before Taxes	10.82%	8.45%	12.89%
R3	R3 Shares Returns Before Taxes	11.12%	8.72%	13.18%
R4	R4 Shares Returns Before Taxes	11.39%	8.99%	13.46%
After Taxes on Distributions A	A Shares Returns After Taxes on Distributions	3.32%	5.05%	9.75%
After Taxes on Distributions and Sales A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.85%	4.99%	9.34%
JPMorgan Emerging Markets Bond Index Global	Index Comparison (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global	12.04%	8.36%	10.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.